2. INVENTORIES	3 Months Ended
Sep. 30, 2015
Inventory Disclosure [Abstract]
2. INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out) or market and consisted of the following:

	September 30, 2015	June 30, 2015
Raw Materials	$475,948	$485,266
Work-In-Progress	337,682	388,503
Finished Goods	205,097	199,487
Total Inventories	$1,018,727	$1,073,256